Financial assets at fair value through profit or loss - Derivative Financial Assets FVTPL (Parenthetical) (Detail)	Oct. 01, 2021
Prisma Medios de Pago S.A. [Member]
Derivativefinancialassets [Line Items]
Percentage of Capital Stock to be Sold	49.00%